Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Schedule of short-term investments
	As of December 31,
Short-term investments	2020	2019
Trading securities	$2,366,475	$1,966,607
Held-to-maturity debt securities	459,580	-
Total	$2,826,055	$1,966,607

Schedule of investment income (loss)
	For the years ended December 31,
	2020	2019
Gain from sales of short-term investments:
Trading securities	$46,492	$106,391
Held-to-maturity debt securities	32,093	-
Unrealized holding income (loss):
Trading securities	20,989	(3,147)
Net investment income	$99,574	$103,244